Note 4. Capital Lease, in Default: Schedule of Future Minimum Lease Payments for Capital Leases (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Future Minimum Lease Payments for Capital Leases

amount
2016	$220,000
2017	120,000
2018	120,000
2019	50,000
Total minimum lease payments	510,000
Less amount representing interest	134,564
Present value of lease payments	$375,436

Current maturities	$133,436
Non-current maturities	$242,000